Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of segment operating performance measure
	For the year ended June 30, 2020
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$448,000	$417,705	$-	$865,705
Operating expenses	$(1,594,906)	$(426,655)	$(792,075)	$(2,813,636)
Net loss from continuing operations before income taxes	$(1,558,038)	$(32,301)	$(532,088)	$(2,122,427)
Net loss	$(1,558,038)	$(16,474)	$(532,088)	$(2,106,600)

	For the year ended June 30, 2019
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$401,814	$-	$-	$401,814
Operating expenses	$(2,202,161)	$-	$-	$(2,202,161)
Net loss from continuing operations before income taxes	$(932,863)	$-	$-	$(932,863)
Net income from discontinued operations before income taxes	$28,488,305	$-	$-	$28,488,305
Net income	$27,555,442	$-	$-	$27,555,442

	For the year ended June 30, 2018
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$-	$-	$-	$-
Operating expenses	$(889,107)	$-	$-	$(889,107)
Net loss from continuing operations before income taxes	$(683,295)	$-	$-	$(683,295)
Net loss from discontinued operations before income taxes	$(82,206,040)	$-	$-	$(82,206,040)
Net income	$(82,889,335)	$-	$-	$(82,889,335)